MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The Master Trust’s statements of net assets as of December 31, 2025 and 2024, are as follows:

	2025	2024
ASSETS:
Investments — at fair value:
Common/collective trusts	$49,406	$45,742
Common and preferred stock	10,768	8,867
Government and agency securities	976	737
Corporate bonds	699	553
Mortgage and asset-backed securities	281	356
Boeing common stock	6,402	5,434
Mutual funds	175	133
Short-term investments	31	42
Other investments	10	15
Total investments — at fair value	68,748	61,879
Investments — at contract value:
Synthetic GICs/SVF	10,853	11,231
Total Master Trust investments	79,601	73,110
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500

LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS	$79,581	$73,154
The statement of changes in net assets for the Master Trust for the year ended December 31, 2025 is as follows:

Net appreciation of investments	$10,476
Interest income	461
Dividend income	170
Investment income	631
Net investment income	11,107
Amounts received from participating plan	4,032
Deductions:
Amounts paid to participating plan	8,603
Investment and administration expenses	109
Total deductions	8,712

Increase in net assets	6,427
Beginning of year	73,154
End of year	$79,581